Investment in Securities (Summary of Roll-forwards of Allowance for Credit Losses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	¥ 634	¥ 144	¥ 153
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	141	445
Additional increases to the allowance for credit losses on available-for-sale debt securities that had an allowance recorded in a previous period	32
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net			(21)
Increase (Decrease) from the effects of changes in foreign exchange rates	(137)	45	12
Ending	670	634	144
Foreign municipal bond securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	248	144	132
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	0	80
Additional increases to the allowance for credit losses on available-for-sale debt securities that had an allowance recorded in a previous period	0
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net			0
Increase (Decrease) from the effects of changes in foreign exchange rates	(3)	24	12
Ending	245	248	144
Japanese other asset- backed securities and debt securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning		0	21
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net			(21)
Increase (Decrease) from the effects of changes in foreign exchange rates			0
Ending			0
Foreign corporate debt securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	0
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	34
Additional increases to the allowance for credit losses on available-for-sale debt securities that had an allowance recorded in a previous period	0
Increase (Decrease) from the effects of changes in foreign exchange rates	0
Ending	34	0
Foreign other asset- backed securities and debt securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	386	0
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	107	365
Additional increases to the allowance for credit losses on available-for-sale debt securities that had an allowance recorded in a previous period	32
Increase (Decrease) from the effects of changes in foreign exchange rates	(134)	21
Ending	¥ 391	¥ 386	¥ 0